Promissory Note Payable	12 Months Ended
Mar. 31, 2020
Promissory Note Payable [Abstract]
Promissory Note Payable

15. Promissory Note Payable

During the year ended March 31, 2017, the Company issued a $594,000 promissory note (the "Note") to the City of Porterville to acquire land (Note 9). The Note bears interest at 2.0% per annum and is payable in blended monthly installments of $5,463, which began on November 1, 2016.  The monthly installments will occur for five years, at which point a balloon payment of $311,764 is due and payable. The Note is secured by an interest in the land in favour of the City of Porterville.

A summary of the remaining principal payments until maturity of the promissory note are as follows:

Principal Payments
Year 1	$58,038
Year 2	346,158

Total	$404,196

Current portion	(58,038)

Long-term portion	$346,158

During the year ended March 31, 2020, the Company incurred $8,621 (March 31, 2019 - $9,788 and March 31, 2018 - $10,931) of interest on the Note. This amount is included in Interest and accretion on the Consolidated Statements of Operations.